Capital and Reserves - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of classes of share capital [Line Items]
Purchase of treasury shares	$ 21,722
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Par value per share	$ 0.0005	$ 0.0005
Treasury shares acquired	236,012
Class B Shares [Member]
Disclosure of classes of share capital [Line Items]
Par value per share	$ 0.0005	$ 0.0005